12. Judicial deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Judicial deposits [line items]
Non-current portion		R$ 794,755	R$ 1,006,899
Civil [member]
Judicial deposits [line items]
Non-current portion		315,312	355,093
Labor [member]
Judicial deposits [line items]
Non-current portion		149,390	245,928
Tax [member]
Judicial deposits [line items]
Non-current portion		181,670	203,110
Regulatory [member]
Judicial deposits [line items]
Non-current portion		111	111
Online Attachment [member]
Judicial deposits [line items]
Non-current portion	[1]	R$ 148,272	R$ 202,657

[1]	Refer to legal blockages directly in the company's current accounts and financial investments linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.